Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Share-based payment reserve [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]
Beginning Balance (shares) at Dec. 31, 2014		193,479,416
Beginning Balance at Dec. 31, 2014	$ 35,827	$ 100,051	$ 17,002		$ (81,226)
Statement [Line Items]
Share-based payments	208		208
Derivative liability - warrants	1,214		1,214
Net loss for the year	(3,104)				(3,104)
Ending Balance (shares) at Dec. 31, 2015		193,479,416
Ending Balance at Dec. 31, 2015	34,145	$ 100,051	18,424		(84,330)
Statement [Line Items]
Share-based payments	136		136
Other comprehensive loss	(31)			$ (31)
Net loss for the year	(1,865)				(1,865)
Ending Balance (shares) at Dec. 31, 2016		193,479,416
Ending Balance at Dec. 31, 2016	32,385	$ 100,051	18,560	(31)	(86,195)
Statement [Line Items]
Shares issued to settle convertible notes	678	$ 678
Shares issued to settle convertible notes (Shares)		7,489,898
Share-based payments	169		169
Other comprehensive loss	(31)			(31)
Net loss for the year	(1,242)				(1,242)
Ending Balance (shares) at Dec. 31, 2017		200,969,314
Ending Balance at Dec. 31, 2017	$ 31,959	$ 100,729	$ 18,729	$ (62)	$ (87,437)